Cover	Jun. 22, 2022
Cover [Abstract]
Entity Registrant Name	cbdMD, INC.
Entity Central Index Key	0001644903
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 22, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NC
Entity Tax Identification Number	47-3414576
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-38299
Entity Address City Or Town	Charlotte
Entity Address Postal Zip Code	28217
City Area Code	704
Local Phone Number	445-3060
Trading Symbol	YCBD
Security Exchange Name	NYSEAMER
Security 12b Title	8.0% Series A Cumulative Convertible Preferred Stock
Entity Address Address Line 1	8845 Red Oak Boulevard
Entity Address State Or Province	NC